DEBT - Summary of Outstanding Debt (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2023
First Lien Term Loan (due May 2025) [Member]
Debt Instrument [Line Items]
Line of credit maturity date	May 2025
Zuffa First Lien Term Loan (due April 2026) [Member]
Debt Instrument [Line Items]
Line of credit maturity date	April 2026
Other debt (3.25%-14.50% Notes due at various dates through 2033) [Member]
Debt Instrument [Line Items]
Line of credit maturity date	2033
Other debt (3.25%-14.50% Notes due at various dates through 2033) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit interest rate	14.50%
Other debt (3.25%-14.50% Notes due at various dates through 2033) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of credit interest rate	3.25%